Contract Assets, Net and Contract Liabilities - Schedule of Movement of Contract Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of Contract Assets [Abstract]
Balance at beginning of the year/period	$ 1,060,590	$ 987,084	$ 960,251
Additions	23,187,799	87,166,469	140,020,469
Reclassified to receivables due to billings	(23,849,750)	(87,092,963)	(139,993,636)
Total	$ 398,639	$ 1,060,590	$ 987,084